Audit Information	12 Months Ended
Jun. 30, 2025
Auditor [Table]
Auditor Name	Clark, Schaefer, Hackett & Co
Auditor Firm ID	539
Auditor Location	Cincinnati, Ohio
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Kentucky First Federal Bancorp (the Company) as of June 30, 2025 and 2024 and the related consolidated statement of operations, comprehensive income (loss), changes in shareholders’ equity, and cash flows for the years ended June 30, 2025 and 2024, and the related notes and schedules (collectively referred to as the financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2025 and 2024 and the results of its operations and its cash flows for the years ended June 30, 2025 and 2024, in conformity with accounting principles generally accepted in the United States of America.